Employee Benefit Plans - Schedule of Condensed Consolidated Statements of Income (Loss) (Details) $ in Thousands, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)
Pension Plans Canadian [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	$ 1,062		$ 1,088		$ 3,184		$ 3,262
Interest expense (income)	(624)		(419)		(1,856)		(1,261)
Pension Plans US [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses		$ 132		$ 177		$ 403		$ 530
Interest expense (income)		35		100		106		301
Pension Plans Total [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	1,194		1,265		3,587		3,792
Interest expense (income)	(589)		(319)		(1,750)		(960)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	167		146		502		440
Interest expense (income)	263		234		790		704
Other Post-employment Benefit Plans US [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses
Interest expense (income)		$ 58		$ 47		$ 159		$ 140
Other Post-employment Benefit Plans Total [Member]
Schedule of Condensed Consolidated Statements of Income (Loss) [Line Items]
Operating expenses	167		146		502		440
Interest expense (income)	$ 321		$ 281		$ 949		$ 844